SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 14, 2026	Feb. 28, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Cash and Cash Equivalents
Amount held by the Trust in a money market fund			$ 23,162,609	$ 23,162,609	$ 100,204,531
Revenue from Contract with Customer
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease				20.00%
Pricing adjustment			243,986		0
Accrued income receivable			782,363	$ 782,363	1,160,761	$ 1,960,358
Accounts receivable, allowance for credit loss			$ 0	$ 0	$ 0
Distributions payable per unit		$ 0.26
Subsequent event
Revenue from Contract with Customer
Distributions payable per unit	$ 0.24